FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2016
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

Interest rate swap agreements
In February 2013, Frontline 2012 entered into six interest rate swaps with Nordea Bank whereby the floating interest rate on an original principal amount of $260 million of the then anticipated debt on 12 MR product tanker newbuildings was switched to fixed rate. Six of these newbuildings were subsequently financed from the $466.5 million term loan facility. In February 2016, the Company entered into an interest rate swap with DNB whereby the floating interest on notional debt of $150.0 million was switched to a fixed rate. The Company recorded a mark to market loss on interest swaps of $13.8 million in the six months ended June 30, 2016 (six months ended June 30, 2015: loss of $2.3 million).

The interest rate swaps are not designated as hedges and are summarized as at June 30, 2016 as follows:

Notional Amount	Inception Date	Maturity Date	Fixed Interest Rate
($000s)
18,200	June 2013	June 2020	1.4025%
53,965	September 2013	September 2020	1.5035%
91,173	December 2013	December 2020	1.6015%
17,492	March 2014	March 2021	1.6998%
17,835	June 2014	June 2021	1.7995%
18,178	September 2014	September 2021	1.9070%
150,000	February 2016	February 2026	2.1970%
366,843

Bunker Swap Agreements
From time to time, the Company may enter into bunker swap agreements to hedge the cost of its fuel costs. In August 2015, the Company entered into four bunker swap agreements whereby the fixed rate on 4,000 metric tons per calendar month was switched to a floating rate. The Company is then exposed to fluctuations in bunker prices, as the cargo contract price is based on an assumed bunker price for the trade. There is no guarantee that the hedge removes all the risk from the bunker exposure, due to possible differences in location and timing of the bunkering between the physical and financial position. The fair value of these swaps at June 30, 2016 was a payable of $0.6 million (2015: nil). A non-cash mark to market gain of $1.5 million was recorded, net of a realized loss on settlement of $1.9 million, in the six months ended June 30, 2016 (six months ended June 30, 2015: nil).

Fair Values
The carrying value and estimated fair value of the Company's financial assets and liabilities as of June 30, 2016 and December 31, 2015 are as follows:

	2016		2015
(in thousands of $)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Cash and cash equivalents	129,617	129,617	264,524	264,524
Restricted cash	5,505	5,505	368	368
Liabilities:
Floating rate debt	969,205	969,205	806,456	806,456

The estimated fair value of financial assets and liabilities at June 30, 2016 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	129,617	129,617	—	—
Restricted cash	5,505	5,505	—	—
Liabilities:
Floating rate debt	969,205	—	969,205	—

The estimated fair value of financial assets and liabilities at December 31, 2015 are as follows:

(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	264,524	264,524	—	—
Restricted cash	368	368	—	—
Liabilities:
Floating rate debt	806,456	—	806,456	—

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;

Cash and cash equivalents – the carrying values in the balance sheet approximate fair value.

Restricted cash – the carrying values in the balance sheet approximate fair value.

Floating rate debt - the fair value of floating rate debt has been determined using level 2 inputs and is considered to be equal to the carrying value since it bears variable interest rates, which are reset on a quarterly basis.

Assets Measured at Fair Value on a Nonrecurring Basis
See Note 4 of the financial statements included in the Company's Annual Report on Form 20-F for the year ended December 31, 2015 for a summary of the estimated fair values of the assets acquired and liabilities assumed on the Merger.

Assets Measured at Fair Value on a Recurring Basis
Marketable securities are listed equity securities considered to be available-for-sale securities for which the fair value as at the balance sheet date is their aggregate market value based on quoted market prices (level 1).

The fair value (level 2) of interest rate and bunker swap agreements is the present value of the estimated future cash flows that the Company would receive or pay to terminate the agreements at the balance sheet date, taking into account, as applicable, fixed interest rates on interest rate swaps, current interest rates, forward rate curves, current and future bunker prices and the credit worthiness of both the Company and the derivative counterparty.

Concentrations of risk
There is a concentration of credit risk with respect to cash and cash equivalents to the extent that substantially all of the amounts are carried with Skandinaviska Enskilda Banken, or SEB, HSBC, Royal Bank of Scotland, DnB Nor Bank ASA and Nordea Bank Norge, or Nordea. There is a concentration of credit risk with respect to restricted cash to the extent that substantially all of the amounts are carried with SEB, Nordea and HSBC. However, the Company believes this risk is remote.